Commitments and contingencies - Letters fo credit - Additional information (Details)	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Maximum amount of loans		$ 50,000,000
Minimum coverage ratio	1.6
Letters of guarantee	S/ 1,780,126,238	140,000,000	$ 121,400,000
Regional Governments and Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee		491,000,000
Letters Of Credit Regional Governments And Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee		852,000	$ 361,000
Tax years 2008 and 2009
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	S/ 653,500,000	$ 180,300,000